Form N-CSR Cover	6 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
Entity Central Index Key	0001510337
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026